Inventories, Net - Summary of Inventories, Net (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory [Line Items]
Raw materials	$ 564,779	$ 509,056
Finished goods	454,654	469,526
Work in process	1,465,100	637,436
Reserve for inventories	(200,724)	(211,349)	$ (401,570)	$ (298,137)
Total inventories, net	$ 2,283,809	$ 1,404,669